Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 95,898	$ 65,335	$ 60,511
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	71,622	63,971	41,174
Write-off of intangible asset	0	3,979	0
Amortization and write-off of deferred financing cost	787	530	415
Amortization of deferred dry dock costs	25	61	92
Changes in operating assets and liabilities
Increase in restricted cash	(3)	(2)	(2)
Increase in accounts receivable	(2,943)	(3,899)	(334)
Decrease/(increase) in prepaid expenses and other current assets	1,583	396	(1,797)
(Increase)/decrease in other long term assets	(202)	75	(154)
Increase in Accounts Payable	68	946	558
Increase in accrued expenses	613	1,045	97
Decrease in Deferred Voyage Revenue	(6,038)	(6,417)	(5,211)
Increase in amounts due to related parties	17,671	1,444	669
Net cash provided by operating activities	179,081	127,464	96,018
INVESTING ACTIVITIES
Acquisition of vessels	(88,505)	(76,220)	(291,591)
Acquisition of intangibles	(21,193)	(43,780)	(156,166)
Net cash used in investing activities	(109,698)	(120,000)	(447,757)
FINANCING ACTIVITIES
Cash distribution paid	(106,878)	(95,499)	(72,316)
Net proceeds from issuance of general partner units	1,472	2,052	6,150
Proceeds from issuance of common units, net of offering costs	68,563	86,288	253,871
Proceeds from long term debt	44,000	35,000	139,000
(Increase)/decrease in restricted cash	(21,058)	(7,642)	12,500
Repayment of long-term debt and payment of principal	(70,340)	(30,450)	(12,500)
Debt issuance costs	(1,088)	(413)	(1,566)
Net cash (used in)/provided by financing activities	(85,329)	(10,664)	325,139
Decrease in Cash And Cash Equivalents	(15,946)	(3,200)	(26,600)
Cash and cash equivalents, beginning of period	48,078	51,278	77,878
Cash and cash equivalents, end of period	32,132	48,078	51,278
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	9,957	8,131	5,806
Non-cash investing and financing activities:
Issuance of common units to Navios Holdings related to the acquisition of the Navios Luz and the Navios Orbiter in May 2011	0	9,960	0
Issuance of common units to Navios Holdings related to the acquisition of the Navios Fulvia and the Navios Melodia in November 2010	0	0	14,971
Issuance of common units to Navios Holdings related to the acquisition of the Navios Aurora II in March 2010	$ 0	$ 0	$ 20,326